UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 1, 2022
New York Life Premier Variable Annuity- FP Series
From
NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
Issued through
NYLIAC Variable Annuity Separate Account-III
NYLIAC Variable Annuity Separate Account-IV
This summary prospectus summarizes key features of the New York Life Premier Variable Annuity- FP Series policies.
Before you invest, you should review the prospectus for the New York Life Premier Variable Annuity- FP Series policies, which contains more information about the policy’s features, benefits, and risks. You can find this document and other information about the contract online at https://dfinview.com/NewYorkLife/TAHD/premier-fpseries. You can also obtain this information at no cost by calling our Variable Products Service Center at 1-800-598-2019 or by sending an email request with your name and mailing address to PremierFPProspectus@newyorklife.com.
You can sign up for electronic delivery of your summary prospectus, updates to the summary prospectus or other communications by logging into your account at www.newyorklifeannuities.com.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.Investor.gov. The Securities and Exchange Commission (“SEC”) has not approved or disapproved of this security or passed upon the accuracy or adequacy of this summary prospectus. Any representation to the contrary is a criminal offense. The policies involve risks, including potential loss of principal invested. Policies are not deposits of, or guaranteed or endorsed by, any bank and are not federally insured by the FDIC, Federal Reserve Board, or any other agency.

i

Contacting NYLIAC

Certain service requests, including but not limited to, death benefit claims and surrenders, are required to be in writing.
All written service requests must be sent to the New York Life Annuities Service Center at one of the following addresses:
	Regular Mail	Express Mail
All written service requests (except for payments)	NYL Annuities - TPD Mail Code 7390 P.O. Box 7247 Philadelphia, PA 19170-7390	NYL Annuities - TPD 400 White Clay Center Drive Attn: LOCKBOX #7390 Newark, DE 19711
Premium payments should be sent to the New York Life Annuities Service Center at one of the following addresses (acceptance of subsequent premium payments is subject to the sales standards we use to evaluate whether a recommended transaction related to your policy complies with applicable standards of conduct):
	Regular Mail	Express Mail
Premium Payments	NYL Annuities - TPD Mail Code 7390 P.O. Box 7247 Philadelphia, PA 19170-7390	NYL Annuities - TPD 400 White Clay Center Drive Attn: LOCKBOX #7390 Newark, DE 19711
Written service requests will be effective as of the Business Day they are received in Good Order at our service center at one of the addresses listed above. We consider a transaction to be in “Good Order” if it complies with our administrative procedures and all relevant laws and regulations, and the required information is complete and correct. Good Order means the actual receipt by us of instructions relating to the requested transaction in writing (or, if permitted, by telephone or electronically), along with all forms and other information or documentation necessary to complete the request. Faxed and e-mailed requests are not currently accepted.

Definitions

Accumulation Unit—An accounting unit we use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.
Accumulation Value—The sum of the Variable Accumulation Value, the Fixed Account Accumulation Value (if applicable), and the DCA Advantage Account Accumulation Value of a policy.
Allocation Options —The Investment Divisions of the Separate Account, any available Asset Allocation Model, the DCA Advantage Account and the Fixed Account.
Annuity Commencement Date—The date on which we are to make the first Income Payment under the policy, which cannot be later than the date you attain age 115.
Asset Allocation Category(ies)—A group of Investment Divisions of the Separate Account categorized based on investment risk determined by NYLIAC.
Asset Allocation Model—A model portfolio comprised of Investment Divisions of the Separate Account. The Asset Allocation Models are no longer available for new investment. The Asset Allocation Model program was discontinued as of May 1, 2020.
Base Contract Charge—Mortality and Expense Risk and Administrative Costs Charge (M&E Charge).
Code—The Internal Revenue Code of 1986, as amended.
Consideration—A premium payment, or a portion thereof and/or, if allowable, a transfer amount from an Investment Division to the Fixed Account.
Dollar Cost Averaging (DCA) Advantage Account Accumulation Value—The sum of premium payments allocated to the DCA Advantage Account, plus interest credited on those premium payments, less any transfers and partial withdrawals from the DCA Advantage Account, and less any surrender charges, policy service charges and rider charges deducted from the DCA Advantage Account. The DCA Advantage Account Accumulation Value will never be less than the DCA Advantage Account portion of the Nonforfeiture Value.
Dollar Cost Averaging (DCA) Advantage Account— An Allocation Option that permits dollar cost averaging over a six-month period and pays interest on amounts remaining in the account. Amounts are transferred from the DCA Advantage Account to the Investment Division(s) you choose proportionally on a monthly basis. We credit the DCA Advantage Account with a fixed interest rate. The benefits payable under the DCA Advantage Account (including principal and interest) are payable from NYLIAC’s general account and are subject to the claims-paying ability of NYLIAC.
Fixed Account—An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The benefits payable under the Fixed Account (including principal and interest) are payable from NYLIAC’s general account and are subject to the claims-paying ability of NYLIAC.
Fixed Account Accumulation Value—The sum of premium payments and , if allowable, transfers allocated to the Fixed Account, plus interest credited on those premium payments and, if allowable, transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges, policy service charges and rider charges assessed on and deducted from the Fixed Account. The Fixed Account Accumulation Value will never be less than the Fixed Account portion of the Nonforfeiture Value.
Fund—A mutual fund that has multiple series or Portfolios.
Good Order—Good Order is the standard that we apply when we determine whether an instruction is satisfactory. An instruction will be considered in Good Order if it complies with our administrative procedures and is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction or complete the transaction and that it complies with all relevant laws and regulations We may delay or reject a request if it is not in Good Order. Good Order means the actual receipt by us of instructions relating to the requested transaction in writing or by other means we then permit (such as by telephone or electronic transmission), along with all forms and other information or documentation necessary to complete the request.

Holding Period—A pre-determined Holding Period you select at the time of application for an Investment Preservation Rider - FP Series. You can choose among seven (7) different Holding Periods (10, 11, 12, 13, 14, 15 or 20 years).
Investment Division—The variable investment options available under the policy. Each Investment Division invests exclusively in shares of a specified Portfolio.
IPR—Investment Preservation Rider - FP Series.
IPR Reset—Changing the guaranteed amount of the Investment Preservation Rider - FP Series to make it equal the Accumulation Value, or 150% of the Accumulation Value if you choose the 20-year Period, less any applicable reductions, on the next Policy Anniversary following your request.
Nonforfeiture Rate—The rate used to calculate the Fixed Account and DCA Advantage Account Nonforfeiture Values. This rate, as shown on the Policy Data Page, is equal to the lesser of: a) 3.00%, and b) a rate that is not less than 1.00% and determined by using the six–month average of the five–year Constant Maturity Treasury Rate reported by the Federal Reserve for December through May (for period beginning July 1) and June through November (for period beginning January 1), rounded to the nearest .05%, minus 1.25%.
Nonforfeiture Value—The Nonforfeiture Value is equal to 87.50% of the Consideration(s) allocated to the Fixed Account and/or to the DCA Advantage Account accumulated at the Nonforfeiture Rate since the Payment Date or transfer date, minus any amounts withdrawn or transferred from the Fixed Account and/or the DCA Advantage Account, with the remaining amount accumulated at the Nonforfeiture Rate since the date of withdrawal or transfer.
NYLIAC, we, our or us—New York Life Insurance and Annuity Corporation.
Owner (you, your)—The individual(s) or entity(ies) designated as the Owner in the policy, or as subsequently changed after issue, who is entitled to exercise all rights under the policy.
Payment Date—The Business Day on which we receive a premium payment at the address specified in this Prospectus to receive such payment.
Payment Year(s)—With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.
Policy Anniversary—An anniversary of the Policy Date shown on the Policy Data Page.
Policy Data Page—Page 2 of the policy which contains the policy specifications.
Policy Date—The date from which we measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.
Policy Year—A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.
Portfolios —The mutual fund portfolios in which the corresponding Investment Divisions invest.
Return of Premium Death Benefit —The total dollar amount of premium payments made under this Policy reduced by any Return of Premium Death Benefit Proportional Withdrawals.
Return of Premium Death Benefit Proportional Withdrawal—An amount equal to the amount withdrawn from this Policy (including any amount withdrawn that may include surrender charges), divided by this Policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the Return of Premium Death Benefit immediately preceding the withdrawal.
Separate Account—NYLIAC Variable Annuity Separate Account–III or NYLIAC Variable Annuity Separate Account–IV, each a segregated asset account we established to receive and invest premium payments paid under the policies. The Separate Account’s Investment Divisions, in turn, purchase shares of Portfolios.
Standard Death Benefit—The death benefit that comes standard under the base policy. For policy owners who are age 80 or younger when the policy is issued, the Standard Death Benefit guarantees that your beneficiaries will receive the greater of: (i) your Accumulation Value; (ii) the Return of Premium Death Benefit; or (iii) the Step–up Death Benefit (for policies applied for 5/1/2020 and after). For policy owners age 81 to 85 when the policy is issued, the Standard Death Benefit guarantees that your beneficiaries will receive the greater of: (i) your Accumulation Value; or (ii) the Return of Premium Death Benefit.
Step–up Death Benefit—the Accumulation Value as of the Policy Anniversary immediately following the expiration of the Surrender Charge Period for the first premium payment, plus any other premium payments made since that Policy Anniversary, reduced proportionally by any amounts withdrawn from the policy since that Policy Anniversary.
Surrender Charge Free Amount—You may withdraw a certain amount from your policy each Policy Year without having to pay a surrender charge on that amount. We call this the Surrender Charge Free Amount. The maximum amount you may withdraw without a surrender charge in any given Policy Year is the greatest of either (i) 10% of your Accumulation Value as of your last Policy Anniversary (10% of your premium payments if the withdrawal is made in the first Policy Year), less any prior surrender charge free withdrawals you have already taken in that Policy Year; (ii) 10% of your Accumulation Value at the time of the withdrawal, less any prior surrender charge free withdrawals you have already taken in that Policy Year; or (iii) your Accumulation Value less your accumulated premium payments.
Surrender Charge Period—The period of time during which a partial withdrawal or surrender could be subject to a surrender charge. Each premium payment you make will have its own Surrender Charge Period applicable to that payment.
Variable Accumulation Value—The sum of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

Updated Information About Your Policy

The Information in this Updating Summary Prospectus is a summary of certain policy features that have changed since May 1, 2021. This may not reflect all changes that have occurred since you purchased your policy.

New Summary Prospectus
The look and feel of your annual prospectus has changed. New regulations adopted by the SEC now allow NYLIAC to use this concise, reader-friendly summary of the key facts about your contract. More detailed information about your contract is available online at https://dfinview.com/NewYorkLife/TAHD/premier-fpseries.

Addition of New Portfolios
Effective May 1, 2022, the following Portfolios have been added as investment options under your policy:
•AB VPS Growth and Income Portfolio—Class B
•American Funds IS The Bond Fund of America®—Class 4
•BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares
•Columbia Variable Portfolio—Intermediate Bond Fund—Class 2
•Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2
•MainStay VP American Century Sustainable Equity—Service Class
•MFS® Research International Portfolio—Service Class
•Western Asset Core Plus VIT Portfolio—Class II

Changes to Online Withdrawal Limits
You now can request an online partial withdrawal of up to $250,000 instead of
$50,000. There are no limits for requests submitted in writing, but we may require additional verification of your identity for written requests to withdraw amounts greater than $50,000.

Important Information You Should Consider About The Policy

	FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawal
If you withdraw more than the Surrender Charge Free Amount within 7 years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 8% of the amount withdrawn during the first Payment Year declining to 0% over that seven-year period. For example, if you make an early withdrawal within the first Payment Year, you could pay a surrender charge of up to
$8,000 on a $100,000 investment.
CHARGES AND DEDUCTIONS – Transaction Expenses – Surrender Charges
Transaction Charges
We reserve the right to assess a transaction charge if you transfer cash value between investment options more than 12 times a year, or if a premium payment is returned for insufficient funds. Although we do not currently charge for such transactions, we reserve the right to charge up to $30 per transaction.
CHARGES AND DEDUCTIONS – Transaction Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Policy Data Page for information about the specific fees you will pay each year based on the options you have elected.
CHARGES AND DEDUCTIONS – Annual Policy Expenses; Annual Portfolio Expenses; Optional Benefit Expenses

ANNUAL FEE	MINIMUM	MAXIMUM
Base contract[1]	1.20%	1.30%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Investment options (Portfolio fees and expenses)[2]	0.39%	1.60%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.25%	1.15%	CHARGES AND DEDUCTIONS – Optional Benefit Expenses

1 As a percentage of Accumulation Value (Minimum Base Contract
Charge) and as a percentage of Premium Payment (Maximum Base
Contract Charge).
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2021 and will change from year to year.
3 As a percentage of the guarantee under the optional benefit.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: $1,428.88	HIGHEST ANNUAL COST $3,385.14

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this policy.	PRINCIPAL RISKS
Not a Short-Term Investment
This policy is not designed for short-term investing and is not appropriate for an investor who readily needs access to cash.
Surrender charges apply for up to 7 years following your last premium payment. They will reduce the value of your policy if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean the policy is more beneficial to investors with a long time horizon. If you elect the Investment Preservation Rider – FP
Series, you will not receive a benefit under the rider unless you hold the policy for at least the specified Holding Period applicable to the rider.
PRINCIPAL RISKS
Risks Associated with Investment Options
•An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., Portfolios) and guaranteed options
(e.g., the Fixed Account and DCA Advantage Account) you choose.
•Each investment option has its own unique risks.
•You should review the prospectuses for the available Portfolios and the description in this prospectus of the Fixed Account and the DCA
Advantage Account before making an investment decision.
PRINCIPAL RISKS
Insurance Company Risks
An investment in the policy is subject to the risks related to NYLIAC, including that any obligations, guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from
NYLIAC by calling the New York Life Annuities Service Center at
800-762-6212.
PRINCIPAL RISKS

	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
•We limit the number of Investment Divisions you may choose. You may allocate premium payments to up to 18 separate Investment
Divisions, plus the Fixed Account, some of which may not be
available under your policy.
•We reserve the right to charge $30 for each transfer when you transfer money between Investment Divisions in excess of 12 times in a Policy Year.
•We reserve the right to limit transfers in circumstances of frequent transfers or to prevent market timing.
•We reserve the right to remove, close, or substitute Portfolios as investment options that are available under the policy.
THE POLICIES— Policy Application and Premium Payments, Transfers, and Limits on Transfers NYLIAC AND THE SEPARATE ACCOUNTS— Additions, Deletions, or Substitutions of Investments
Optional Benefits
•Certain optional benefits limit or restrict the investment options you may select under the policy. We may change these restrictions in the future.
•Certain optional benefits may limit withdrawals or other rights under the policy.
•Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.
•You are required to have a minimum Accumulation Value for some optional benefits.
•We may modify or discontinue an optional benefit at any time.
•Some optional benefits cannot be cancelled without surrendering your policy.
DESCRIPTION OF BENEFITS
	TAXES	LOCATION IN PROSPECTUS
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in, withdrawals from and surrenders of this policy.
•If you purchase the policy through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. Therefore, the tax deferral of the annuity does not provide additional benefits.
•Premiums that are made on a pre-tax basis as well as earnings on your policy are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a 10% penalty tax if you take a withdrawal before age 59½.
FEDERAL TAX MATTERS
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS

Investment Professional Compensation
Your registered representative may receive compensation for selling this policy to you, in the form of commissions, asset-based
compensation, allowances for expenses, and other compensation programs. The amount of compensation will vary depending on the specific payment arrangements of the broker-dealer your registered representative works for. This compensation may differ from the compensation paid by other companies for sales of their products.
Differences in compensation have the potential to influence the recommendation made by your registered representative or
broker-dealer. Your registered representative may have a financial incentive to offer or recommend this policy over another investment.
DISTRIBUTION AND COMPENSATION ARRANGEMENTS
Exchanges
Your registered representatives may have a financial incentive to offer you a new policy in place of the one you own. You should consider exchanging your policy if you determine, after comparing the features, fees, and risks of both policies, that it is in your best interest to purchase the new policy rather than continue to own your existing policy.
THE POLICIES – Tax-Free Section 1035 Exchanges

Appendix 1A
Portfolios Available Under the Policy
The following is a list of Portfolios available under the policy, which is subject to change, as discussed in the prospectus. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/TAHD/premier-fpseries. You can also request this information at no cost by calling the New York Life Annuities Service Center at 800-762-6212 or by sending an email request with your name and mailing address to PremierFPProspectus@newyorklife.com.
You may allocate your premium payments or other Accumulation Value to up to 18 different Investment Divisions at any one time in addition to the Fixed Account or the DCA Advantage Account.
The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
If you purchased an investment preservation rider, you may not be able to invest in certain Portfolios. If you purchased the IPR, your available Allocation Options are listed in APPENDIX 1B. .
Type	Portfolio Adviser/Sub–adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Large Cap Equity	MainStay VP American Century Sustainable Equity — Service Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Subadviser: American Century Investment Management Inc.	0.92%	25.18%	10.73%	N/A
Asset Allocation	MainStay VP Balanced — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors LLC (“NYL Investors”) and Wellington Management Company LLP (“Wellington”)	0.96%	17.00%	8.27%	9.12%
Investment Grade Bond	MainStay VP Bond — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.78%	(1.62)%	3.36%	2.77%
Sector	MainStay VP CBRE Global Infrastructure — Service Class Adviser: New York Life Investments / Subadviser: CBRE Clarion Securities, LLC	1.20%	15.00%	(3.99)%	N/A
Asset Allocation	MainStay VP Conservative Allocation — Service Class Adviser: New York Life Investments	0.73%	6.86%	6.79%	6.50%
Appendix 1A-1

Type	Portfolio Adviser/Sub–adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Large Cap Equity	MainStay VP Epoch U.S. Equity Yield — Service Class Adviser: New York Life Investments / Subadviser: Epoch Investment Partners, Inc. (“Epoch”)	0.93%	22.58%	11.14%	10.73%
Asset Allocation	MainStay VP Equity Allocation — Service Class Adviser: New York Life Investments	0.85%	19.86%	12.72%	11.49%
Sector	MainStay VP Fidelity Institutional AM® Utilities — Service Class Adviser: New York Life Investments / Subadviser: FIAM LLC (“FIAM”)	0.91%	16.95%	10.46%	N/A
Non–Investment Grade Bond	MainStay VP Floating Rate — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.89%	3.50%	3.41%	3.68%
Asset Allocation	MainStay VP Growth Allocation — Service Class Adviser: New York Life Investments	0.83%	15.72%	10.72%	10.05%
Asset Allocation	MainStay VP Income Builder — Service Class Adviser: New York Life Investments / Subadvisers: Epoch and MacKay Shields LLC (“MacKay”)	0.86%	10.24%	8.22%	8.57%
Alternatives	MainStay VP IQ Hedge Multi-Strategy — Service Class Adviser: New York Life Investments / Subadviser: IndexIQ Advisors LLC (“IndexIQ”)	1.19%	(0.83)%	0.84%	N/A
Asset Allocation	MainStay VP Janus Henderson Balanced — Service Class Adviser: New York Life Investments / Subadviser: Janus Henderson Investors US LLC (“Janus Henderson”)	0.82%	17.06%	14.12%	N/A
Non–Investment Grade Bond	MainStay VP MacKay Convertible — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.81%	8.98%	14.49%	12.24%
Appendix 1A-2

Type	Portfolio Adviser/Sub–adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Investment Grade Bond	MainStay VP MacKay Government — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.80%	(1.74)%	1.90%	1.58%
Non–Investment Grade Bond	MainStay VP MacKay High Yield Corporate Bond — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.83%	5.25%	5.54%	6.18%
International/ Global Equity	MainStay VP MacKay International Equity — Service Class Adviser: New York Life Investments / Subadviser: MacKay	1.18%	11.96%	14.42%	10.10%
Non–Investment Grade Bond	MainStay VP MacKay Strategic Bond — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.87%	1.71%	3.45%	4.02%
Asset Allocation	MainStay VP Moderate Allocation — Service Class Adviser: New York Life Investments	0.76%	11.10%	8.86%	8.29%
Sector	MainStay VP Natural Resources — Initial Class Adviser: New York Life Investments / Subadviser: Newton Investment Management North America, LLC ("NIMNA")	0.85%	38.02%	4.05%	(0.43)%
Investment Grade Bond	MainStay VP PIMCO Real Return — Service Class Adviser: New York Life Investments / Subadviser: Pacific Investment Management Company LLC	0.80%	5.12%	5.01%	N/A
Large Cap Equity	MainStay VP S&P 500 Index (formerly MainStay VP MacKay S&P 500 Index) — Service Class Adviser: New York Life Investments / Subadviser: IndexIQ	0.37%	28.23%	17.98%	15.99%
Small/Mid Cap Equity	MainStay VP Small Cap Growth — Service Class Adviser: New York Life Investments / Subadvisers: Brown Advisory, LLC and Segall Bryant & Hamill, LLC	1.09%	10.03%	16.56%	12.16%
Appendix 1A-3

Type	Portfolio Adviser/Sub–adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Money Market	MainStay VP U.S. Government Money Market — Initial Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.28%	0.01%	0.77%	0.39%
Small/Mid Cap Equity	MainStay VP Wellington Mid Cap — Service Class Adviser: New York Life Investments / Subadviser: Wellington	1.11%	19.70%	11.19%	13.13%
Small/Mid Cap Equity	MainStay VP Wellington Small Cap — Service Class Adviser: New York Life Investments / Subadviser: Wellington	0.99%	17.73%	7.92%	N/A
Large Cap Equity	MainStay VP Wellington U.S. Equity — Service Class Adviser: New York Life Investments / Subadviser: Wellington	0.83%	28.46%	16.49%	15.51%
Large Cap Equity	MainStay VP Winslow Large Cap Growth — Service Class Adviser: New York Life Investments / Subadviser: Winslow Capital Management, LLC	0.99%	24.20%	25.32%	18.39%
Large Cap Equity	AB VPS Growth and Income Portfolio — Class B Adviser: AllianceBernstein L.P.	0.84%	27.84%	12.58%	13.39%
Asset Allocation	American Funds IS Asset Allocation Fund — Class 4 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.80%	14.84%	11.43%	11.10%
Investment Grade Bond	American Funds IS The Bond Fund of America® — Class 4 Adviser: CRMC	0.70%	(0.59)%	3.96%	3.02%
International/ Global Equity	American Funds IS Global Small Capitalization Fund — Class 4 Adviser: CRMC	1.15%	6.43%	15.16%	12.24%
Large Cap Equity	American Funds IS Growth Fund — Class 4 Adviser: CRMC	0.85%	21.69%	25.12%	19.44%
Appendix 1A-4

Type	Portfolio Adviser/Sub–adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
International/ Global Equity	American Funds IS New World Fund® — Class 4 Adviser: CRMC	1.07%	4.63%	12.96%	8.41%
Large Cap Equity	American Funds IS Washington Mutual Investors FundSM — Class 4 Adviser: CRMC	0.77%	27.51%	12.22%	13.53%
Asset Allocation	BlackRock® Global Allocation V.I. Fund — Class III Adviser: BlackRock Advisors, LLC (“BlackRock”) / Subadviser: BlackRock (Singapore) Limited	1.00%	6.42%	9.71%	7.68%
Non–Investment Grade Bond	BlackRock® High Yield V.I. Fund — Class III Adviser: BlackRock / Subadviser: BlackRock International Limited	0.81%	5.23%	6.11%	6.14%
Sector	BNY Mellon IP Technology Growth Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: NIMNA	1.03%	12.64%	27.50%	19.76%
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: Newton Investment Management Limited	0.92%	26.68%	18.20%	15.30%
Large Cap Equity	ClearBridge Variable Appreciation Portfolio — Class II Adviser: Legg Mason Partners Fund Advisor, LLC (“LMPFA”) / Subadviser: ClearBridge Investments, LLC	0.97%	23.34%	16.41%	N/A
Sector	Columbia Variable Portfolio — Commodity Strategy Fund — Class 2+ Adviser: Columbia Management Investment Advisers, LLC (“Columbia”) / Subadviser: Threadneedle International Limited	1.00%	32.01%	4.11%	N/A
Non–Investment Grade Bond	Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2 Adviser: Columbia	1.01%	(2.45)%	3.92%	N/A
Appendix 1A-5

Type	Portfolio Adviser/Sub–adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Investment Grade Bond	Columbia Variable Portfolio — Intermediate Bond Fund — Class 2 Adviser: Columbia	0.74%	(0.49)%	4.80%	3.82%
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Cap Value Fund — Class 2 Adviser: Columbia	1.22%	28.80%	9.56%	11.67%
Small/Mid Cap Equity	Delaware VIP® Small Cap Value Series — Service Class Adviser: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)	1.05%	34.01%	9.22%	11.78%
Alternatives	DWS Alternative Asset Allocation VIP — Class B Adviser: DWS Investment Management Americas Inc. / Subadviser: RREEF America LLC	1.26%	12.35%	5.59%	3.89%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio — Service Class 2 Adviser: Fidelity Management & Research Company LLC (“FMR”) / Subadvisers: Other investment advisers	0.39%	(2.24)%	N/A	N/A
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.85%	27.51%	19.87%	16.35%
International/ Global Equity	Fidelity® VIP Emerging Markets Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	1.16%	(2.41)%	14.71%	8.17%
Large Cap Equity	Fidelity® VIP Equity-Income PortfolioSM — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.76%	24.60%	11.68%	12.26%
Asset Allocation	Fidelity® VIP FundsManager® 60% Portfolio — Service Class Adviser: FMR	0.75%	12.34%	11.27%	9.60%
Appendix 1A-6

Type	Portfolio Adviser/Sub–adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.88%	11.68%	31.77%	22.64%
Sector	Fidelity® VIP Health Care Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.88%	11.45%	N/A	N/A
International/ Global Equity	Fidelity® VIP International Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode Capital Management, LLC	0.42%	7.48%	N/A	N/A
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.64%	(0.90)%	4.08%	3.29%
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.86%	25.31%	13.32%	13.00%
Asset Allocation	Franklin Templeton Aggressive Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers, Inc. (“Franklin Advisers”)	0.93%	19.51%	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.88%	14.56%	N/A	N/A
Asset Allocation	Franklin Templeton Moderate Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.86%	12.30%	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.89%	8.96%	N/A	N/A
Appendix 1A-7

Type	Portfolio Adviser/Sub–adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Asset Allocation	Franklin Templeton Conservative Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.92%	4.71%	N/A	N/A
International/ Global Equity	Invesco V.I. EQV International Equity Fund (formerly Invesco V.I. International Growth Fund) — Series II Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	1.14%	5.61%	9.90%	7.82%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund® — Series II Shares Adviser: Invesco.	1.09%	22.26%	13.46%	14.40%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio — Service Shares Adviser: Janus Henderson	0.96%	16.54%	18.84%	16.93%
International/ Global Equity	Janus Henderson Global Research Portfolio — Service Shares Adviser: Janus Henderson	1.02%	17.80%	16.41%	13.31%
International Equity	MFS® International Intrinsic Value Portfolio — Service Class Adviser: Massachusetts Financial Services Company (“MFS”)	1.14%	10.28%	13.78%	12.16%
Large Cap Equity	MFS® Investors Trust Series — Service Class Adviser: MFS	1.03%	26.51%	16.95%	15.17%
Mid Cap Equity	MFS® Mid Cap Value Portfolio — Service Class Adviser: MFS	1.04%	30.60%	12.15%	13.31%
International/ Global Equity	MFS® Research International Portfolio — Service Class Adviser: MFS	1.20%	11.27%	11.90%	8.11%
Large Cap Equity	MFS® Research Series — Service Class Adviser: MFS	1.03%	24.51%	17.65%	15.35%
Appendix 1A-8

Type	Portfolio Adviser/Sub–adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Sector	Morgan Stanley VIF U.S. Real Estate Portfolio — Class II Adviser: Morgan Stanley Investment Management Inc.	1.07%	39.44%	5.37%	7.94%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S Adviser: Neuberger Berman Investment Advisers LLC	1.10%	12.72%	19.42%	15.06%
Investment Grade Bond	PIMCO VIT Income Portfolio — Advisor Class Adviser: Pacific Investment Management Company LLC (“PIMCO”)	0.92%	1.89%	4.95%	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class Adviser: PIMCO	1.01%	(2.05)%	2.95%	N/A
Investment Grade Bond	PIMCO VIT Low Duration Portfolio — Advisor Class Adviser: PIMCO	0.75%	(1.03)%	1.44%	1.49%
Investment Grade Bond	PIMCO VIT Total Return Portfolio — Advisor Class Adviser: PIMCO	0.75%	(1.36)%	3.83%	3.33%
Investment Grade Bond	Western Asset Core Plus VIT Portfolio — Class II Adviser: LMPFA / Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore; and Western Asset Management Company Ltd. in Japan	0.78%	(2.19)%	4.18%	N/A
+
Closed for policyowners who were not invested in the Investment Division on November 23, 2020, and closed for other policyowners if all your Accumulation Value is removed from the Investment Division on or after November 23, 2020.
*
Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are generally expected to continue through April 30, 2023 and may be terminated at any time thereafter at the option of the Fund. Annual expenses for the Portfolio for the year ended December 31, 2021 reflect temporary fee reductions under such an arrangement.
Appendix 1A-9

Appendix 1B
Model Portfolios, Investment Divisions and Asset Allocation Models available with IPR (for policies issued on or after May 1, 2018)
Option 1 – Franklin Templeton Model Portfolios
Moderately Aggressive		Moderate
100%	Franklin Templeton Moderately Aggressive Model Portfolio	100%	Franklin Templeton Moderate Model Portfolio
Moderately Conservative		Conservative
100%	Franklin Templeton Moderately Conservative Model Portfolio	100%	Franklin Templeton Conservative Model Portfolio
Option 2 – Choose Your Own Investment Divisions
Category A:
Minimum Allocation	30%
Maximum Allocation	100%

Subcategory I Funds (Minimum Allocation 10% - total among all the subcategory I Funds)
MainStay VP Bond
MainStay VP MacKay Government
MainStay VP PIMCO Real Return
MainStay VP U.S. Government Money Market
American Funds IS The Bond Fund of America®
Columbia Variable Portfolio — Intermediate Bond Fund
Fidelity® VIP Bond Index Portfolio

Fidelity® VIP Investment Grade Bond Portfolio
PIMCO VIT Income Portfolio
PIMCO VIT International Bond Portfolio (U.S.
Dollar-Hedged)
PIMCO VIT Low Duration Portfolio
PIMCO VIT Total Return Portfolio
Western Asset Core Plus VIT Portfolio

Subcategory II Funds
MainStay VP Floating Rate MainStay VP MacKay High Yield Corporate Bond MainStay VP MacKay Strategic Bond		BlackRock® High Yield V.I. Fund Columbia Variable Portfolio — Emerging Markets Bond
Category B:
Minimum Allocation	0%
Maximum Allocation	70%
Category B Funds
MainStay VP American Century Sustainable Equity
MainStay VP Epoch U.S. Equity Yield
MainStay VP MacKay Convertible
MainStay VP S&P 500 Index
MainStay VP Wellington U.S. Equity
MainStay VP Winslow Large Cap Growth
AB VPS Growth and Income Portfolio
American Funds IS Growth Fund

American Funds IS Washington Mutual Investors Fund
BNY Mellon Sustainable U.S. Equity Portfolio
ClearBridge Variable Appreciation Portfolio
DWS Alternative Asset Allocation VIP
Fidelity® VIP ContrafundSM Portfolio
Fidelity® VIP Equity-Income PortfolioSM
Fidelity® VIP Growth Opportunities Portfolio
MFS® Investors Trust Series
MFS® Research Series

Category C:
Minimum Allocation	0%
Maximum Allocation	25%

Appendix 1B-1

Subcategory I Funds (Maximum Allocation 15% - total among all the subcategory I Funds)
MainStay VP Small Cap Growth MainStay VP Wellington Mid Cap MainStay VP Wellington Small Cap Columbia Variable Portfolio — Small Cap Value Delaware VIP® Small Cap Value Series	Fidelity® VIP Mid Cap Portfolio Invesco V.I. Main Street Small Cap Fund® Janus Henderson Enterprise Portfolio MFS® Mid Cap Value Portfolio Neuberger Berman AMT Mid Cap Growth Portfolio
Subcategory II Funds (Maximum Allocation 15% - total among all the subcategory II Funds)
MainStay VP MacKay International Equity American Funds IS Global Small Capitalization Fund American Funds IS New World Fund® Fidelity® VIP Emerging Markets Portfolio
Fidelity® VIP International Index Portfolio
Invesco V.I. EQV International Equity Fund
Janus Henderson Global Research Portfolio
MFS® International Intrinsic Value Portfolio
MFS® Research International Portfolio

Subcategory III Funds (Maximum Allocation 10% - total among all the subcategory III Funds)
MainStay VP CBRE Global Infrastructure MainStay VP Fidelity Institutional AM® Utilities MainStay VP Natural Resources BNY Mellon IP Technology Growth Portfolio	Columbia Variable Portfolio — Commodity Strategy Fidelity® VIP Health Care Portfolio Morgan Stanley VIF U.S. Real Estate Portfolio
Option 3 – Asset Allocation Funds:
Category D:
Minimum Allocation	100%
Category D Asset Allocation Funds
MainStay VP Balanced
MainStay VP Conservative Allocation
MainStay VP Income Builder
MainStay VP Janus Henderson Balanced
MainStay VP Moderate Allocation
American Funds IS Asset Allocation Fund
BlackRock® Global Allocation V.I. Fund
Fidelity® VIP FundsManager® 60% Portfolio
Franklin Templeton Moderately Aggressive Model Portfolio
Franklin Templeton Moderate Model Portfolio
Franklin Templeton Moderately Conservative Model Portfolio
Franklin Templeton Conservative Model Portfolio

Option 4 – Asset Allocation Models (subject to availability)
Moderately Aggressive		Moderate
10%	MainStay VP S&P 500 Index	10%	MainStay VP S&P 500 Index
10%	DWS Alternative Asset Allocation VIP	10%	DWS Alternative Asset Allocation VIP
7%	PIMCO VIT Total Return Portfolio	8%	MainStay VP Bond
7%	MainStay VP MacKay High Yield Corporate Bond	7%	PIMCO VIT Total Return Portfolio
7%	American Funds IS Washington Mutual Investors Fund	7%	Fidelity® VIP Bond Index Portfolio
7%	MainStay VP Wellington Mid Cap	7%	MainStay VP MacKay High Yield Corporate Bond
6%	MainStay VP Bond	6%	MainStay VP MacKay Government
6%	MFS® Investors Trust Series	5%	MainStay VP PIMCO Real Return
5%	MainStay VP PIMCO Real Return	5%	Columbia Variable Portfolio — Emerging Markets Bond
5%	Columbia Variable Portfolio — Emerging Markets Bond	5%	MFS® Investors Trust Series
5%	MFS® Research Series	5%	MFS® Research Series
5%	Fidelity® VIP Equity-Income PortfolioSM	5%	Fidelity® VIP Equity-Income PortfolioSM
5%	ClearBridge Variable Appreciation Portfolio	5%	American Funds IS Washington Mutual Investors Fund
5%	MainStay VP MacKay International Equity	5%	MainStay VP Wellington Mid Cap
5%	American Funds IS New World Fund®	5%	American Funds IS New World Fund®
Appendix 1B-2

Moderately Aggressive		Moderate
5%	MFS® International Intrinsic Value Portfolio	5%	MFS® International Intrinsic Value Portfolio

Moderately Conservative		Conservative
10%	MainStay VP Bond	14%	PIMCO VIT International Bond Port (U.S. Dollar-Hedged)
10%	PIMCO VIT Total Return Portfolio	12%	MainStay VP Bond
10%	DWS Alternative Asset Allocation VIP	11%	PIMCO VIT Total Return Portfolio
9%	Fidelity® VIP Bond Index Portfolio	10%	MainStay VP MacKay Government
8%	MainStay VP MacKay Government	10%	Fidelity® VIP Bond Index Portfolio
7%	MainStay VP MacKay High Yield Corporate Bond	10%	DWS Alternative Asset Allocation VIP
6%	MainStay VP PIMCO Real Return	7%	MainStay VP PIMCO Real Return
5%	PIMCO VIT International Bond Port (U.S. Dollar-Hedged)	7%	MainStay VP MacKay High Yield Corporate Bond
5%	Columbia Variable Portfolio — Emerging Markets Bond	5%	Columbia Variable Portfolio — Emerging Markets Bond
5%	MainStay VP S&P 500 Index	4%	BlackRock® High Yield V.I. Fund
5%	MFS® Investors Trust Series	4%	American Funds IS Washington Mutual Investors Fund
5%	MFS® Research Series	3%	MFS® Research Series
5%	Fidelity® VIP Equity-Income PortfolioSM	3%	MainStay VP Wellington Mid Cap
5%	American Funds IS Washington Mutual Investors Fund
5%	MainStay VP Wellington Mid Cap
Appendix 1B-3

Appendix 1C
Model Portfolios, Investment Divisions and Asset Allocation Models available with IPR (for policies issued before May 1, 2018)
Option 1 – Choose Your Own Investment Divisions
Asset Allocation Categories:
Category A:
Minimum Allocation	30%
Maximum Allocation	100%
Category A Funds
MainStay VP Bond		Columbia Variable Portfolio — Intermediate Bond Fund
MainStay VP Floating Rate		Fidelity® VIP Bond Index Portfolio
MainStay VP MacKay Government		Fidelity® VIP Investment Grade Bond Portfolio
MainStay VP MacKay High Yield Corporate Bond		PIMCO VIT Income Portfolio
MainStay VP MacKay Strategic Bond		PIMCO VIT International Bond Port (U.S. Dollar-Hedged)
MainStay VP U.S. Government Money Market		PIMCO VIT Low Duration Portfolio
American Funds IS The Bond Fund of America®		PIMCO VIT Total Return Portfolio
BlackRock® High Yield V.I. Fund		Western Asset Core Plus VIT Portfolio
Columbia Variable Portfolio — Emerging Markets Bond
Category B:
Minimum Allocation	0%
Maximum Allocation	70%
Category B Funds
MainStay VP American Century Sustainable Equity		American Funds IS Asset Allocation Fund
MainStay VP Balanced		American Funds IS Growth Fund
MainStay VP Conservative Allocation		American Funds IS Washington Mutual Investors Fund
MainStay VP Epoch U.S. Equity Yield		BlackRock® Global Allocation V.I. Fund
MainStay VP Equity Allocation		BNY Mellon Sustainable U.S. Equity Portfolio
MainStay VP Fidelity Institutional AM® Utilities		ClearBridge Variable Appreciation Portfolio
MainStay VP Growth Allocation		DWS Alternative Asset Allocation VIP
MainStay VP Income Builder		Fidelity® VIP ContrafundSM Portfolio
MainStay VP IQ Hedge Multi-Strategy		Fidelity® VIP FundsManager® 60% Portfolio
MainStay VP Janus Henderson Balanced		Fidelity® VIP Growth Opportunities Portfolio
MainStay VP MacKay Convertible		Franklin Templeton Moderately Aggressive Model Portfolio
MainStay VP Moderate Allocation		Franklin Templeton Moderate Model Portfolio
MainStay VP S&P 500 Index		Franklin Templeton Moderately Conservative Model Portfolio
MainStay VP Wellington U.S. Equity		Franklin Templeton Conservative Model Portfolio
MainStay VP Winslow Large Cap Growth		MFS® Investors Trust Series
AB VPS Growth and Income Portfolio		MFS® Research Series
Category C:
Minimum Allocation	0%
Maximum Allocation	10%
Appendix 1C-1

Category C Funds
MainStay VP CBRE Global Infrastructure
MainStay VP MacKay International Equity
MainStay VP Natural Resources
MainStay VP Small Cap Growth
MainStay VP Wellington Mid Cap
MainStay VP Wellington Small Cap
American Funds IS Global Small Capitalization Fund
American Funds IS New World Fund®
BNY Mellon IP Technology Growth Portfolio
Columbia Variable Portfolio — Commodity Strategy
Columbia Variable Portfolio — Small Cap Value
Delaware VIP® Small Cap Value Series
Fidelity® VIP Emerging Markets Portfolio

Fidelity® VIP Equity-Income PortfolioSM
Fidelity® VIP Health Care Portfolio
Fidelity® VIP International Index Portfolio
Fidelity® VIP Mid Cap Portfolio
Invesco V.I. EQV International Equity Fund
Invesco V.I. Main Street Small Cap Fund®
Janus Henderson Enterprise Portfolio
Janus Henderson Global Research Portfolio
MFS® International Intrinsic Value Portfolio
MFS® Mid Cap Value Portfolio
MFS® Research International Portfolio
Morgan Stanley VIF U.S. Real Estate Portfolio
Neuberger Berman AMT Mid Cap Growth Portfolio

Option 2 – Franklin Templeton Model Portfolios
Moderately Aggressive		Moderate
100%	Franklin Templeton Moderately Aggressive Model Portfolio	100%	Franklin Templeton Moderate Model Portfolio
Moderately Conservative		Conservative
100%	Franklin Templeton Moderately Conservative Model Portfolio	100%	Franklin Templeton Conservative Model Portfolio
Option 3 - Asset Allocation Models (subject to availability)
Moderately Aggressive		Moderate
10%	MainStay VP S&P 500 Index	10%	MainStay VP S&P 500 Index
10%	DWS Alternative Asset Allocation VIP	10%	DWS Alternative Asset Allocation VIP
7%	PIMCO VIT Total Return Portfolio	8%	MainStay VP Bond
7%	MainStay VP MacKay High Yield Corporate Bond	7%	PIMCO VIT Total Return Portfolio
7%	American Funds IS Washington Mutual Investors Fund	7%	Fidelity® VIP Bond Index Portfolio
7%	MainStay VP Wellington Mid Cap	7%	MainStay VP MacKay High Yield Corporate Bond
6%	MainStay VP Bond	6%	MainStay VP MacKay Government
6%	MFS® Investors Trust Series	5%	MainStay VP PIMCO Real Return
5%	MainStay VP PIMCO Real Return	5%	Columbia Variable Portfolio — Emerging Markets Bond
5%	Columbia Variable Portfolio — Emerging Markets Bond	5%	MFS® Investors Trust Series
5%	MFS® Research Series	5%	MFS® Research Series
5%	Fidelity® VIP Equity-Income PortfolioSM	5%	Fidelity® VIP Equity-Income PortfolioSM
5%	ClearBridge Variable Appreciation Portfolio	5%	American Funds IS Washington Mutual Investors Fund
5%	MainStay VP MacKay International Equity	5%	MainStay VP Wellington Mid Cap
5%	American Funds IS New World Fund®	5%	American Funds IS New World Fund®
5%	MFS® International Intrinsic Value Portfolio	5%	MFS® International Intrinsic Value Portfolio

Moderately Conservative		Conservative
10%	MainStay VP Bond	14%	PIMCO VIT International Bond Port (U.S. Dollar-Hedged)
10%	PIMCO VIT Total Return Portfolio	12%	MainStay VP Bond
10%	DWS Alternative Asset Allocation VIP	11%	PIMCO VIT Total Return Portfolio
9%	Fidelity® VIP Bond Index Portfolio	10%	MainStay VP MacKay Government
8%	MainStay VP MacKay Government	10%	Fidelity® VIP Bond Index Portfolio
7%	MainStay VP MacKay High Yield Corporate Bond	10%	DWS Alternative Asset Allocation VIP
Appendix 1C-2

Moderately Conservative		Conservative
6%	MainStay VP PIMCO Real Return	7%	MainStay VP PIMCO Real Return
5%	PIMCO VIT International Bond Port (U.S. Dollar-Hedged)	7%	MainStay VP MacKay High Yield Corporate Bond
5%	Columbia Variable Portfolio — Emerging Markets Bond	5%	Columbia Variable Portfolio — Emerging Markets Bond
5%	MainStay VP S&P 500 Index	4%	BlackRock® High Yield V.I. Fund
5%	MFS® Investors Trust Series	4%	American Funds IS Washington Mutual Investors Fund
5%	MFS® Research Series	3%	MFS® Research Series
5%	Fidelity® VIP Equity-Income PortfolioSM	3%	MainStay VP Wellington Mid Cap
5%	American Funds IS Washington Mutual Investors Fund
5%	MainStay VP Wellington Mid Cap
Appendix 1C-3

This Summary Prospectus incorporates by reference the New York Life Premier Variable Annuity- FP Series full statutory prospectus and the Statement of Additional Information (SAI), both dated May 1, 2022, as amended or supplemented. The full statutory prospectus and the SAI are posted on our website, https://dfinview.com/NewYorkLife/TAHD/premier-fpseries. The full prospectus and SAI for the policy may be obtained, free of charge, in any manner shown on the front page of this Summary Prospectus.
Reports and other information about the Separate Accounts are available on the SEC’s website at https://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Separate Account III EDGAR contract identifier #C000193957

Separate Account IV EDGAR contract identifier #C000193958